Borrowings and debentures (Details 3) - Foreign Currency [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Debentures	R$ 3,123	R$ 3,075
Debentures 1 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	jan-2022
Debentures, Issuer	Braskem
Debentures, Series	1st
Debentures, Maturity	dec-2028
Debentures, Annual stated interest rate (%)	IPCA + 5.54
Debentures	R$ 706	676
Debentures 2 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	jan-2022
Debentures, Issuer	Braskem
Debentures, Series	2nd
Debentures, Maturity	dec-2031
Debentures, Annual stated interest rate (%)	IPCA + 5.57
Debentures	R$ 169	162
Debentures 3 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	may-2022
Debentures, Issuer	Braskem
Debentures, Series	1st
Debentures, Maturity	may-2029
Debentures, Annual stated interest rate (%)	CDI + 1.75
Debentures	R$ 772	768
Debentures 4 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	may-2022
Debentures, Issuer	Braskem
Debentures, Series	2nd
Debentures, Maturity	may-2032
Debentures, Annual stated interest rate (%)	CDI + 2.00
Debentures	R$ 249	248
Debentures 5 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	nov-2022
Debentures, Issuer	Braskem
Debentures, Series	1st
Debentures, Maturity	nov-2029
Debentures, Annual stated interest rate (%)	CDI + 1.70
Debentures	R$ 1,129	1,123
Debentures 6 [Member]
IfrsStatementLineItems [Line Items]
Debentures, Issue date	nov-2022
Debentures, Issuer	Braskem
Debentures, Series	2nd
Debentures, Maturity	nov-2032
Debentures, Annual stated interest rate (%)	CDI + 1.95
Debentures	R$ 98	R$ 98